UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FA Asset Management
Address: Two Mid America Plaza, Suite 606

         Oakbrook Terrace, IL  60181

13F File Number:  28-10752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles H. Travis
Title:     Managing Director/Director of Compliance
Phone:     (630) 575-2582

Signature, Place, and Date of Signing:

     Charles H. Travis     Oakbrook Terrace, IL     January 29, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $67,291 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUANT CORP                   SDCV 2.000%11/1  00508XAB0     2296  1760000 PRN      Sole                  1760000        0        0
ADVANCED MEDICAL OPTICS INC    NOTE 2.500% 7/1  00763MAG3     3282  3380000 PRN      Sole                  3380000        0        0
AMERICAN MED SYS HLDGS INC     NOTE 3.250% 7/0  02744MAA6     2098  1800000 PRN      Sole                  1800000        0        0
ARMOR HOLDINGS INC             NOTE 2.000%11/0  042260AC3     3807  3160000 PRN      Sole                  3160000        0        0
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     2776  2200000 PRN      Sole                  2200000        0        0
CERADYNE INC                   NOTE 2.875%12/1  156710AA3     2747  2300000 PRN      Sole                  2300000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167bw6     3445  3400000 PRN      Sole                  3400000        0        0
FLIR SYS INC                   NOTE 3.000% 6/0  302445AB7     4095  2660000 PRN      Sole                  2660000        0        0
GENZYME CORP                   NOTE 1.250%12/0  372917AN4     2943  2830000 PRN      Sole                  2830000        0        0
HUTCHINSON TECHNOLOGY INC      NOTE 2.250% 3/1  448407AE6     3408  3510000 PRN      Sole                  3510000        0        0
INTEGRA LIFESCIENCES HLDGS C   NOTE 2.500% 3/1  457985AD1     1939  1500000 PRN      Sole                  1500000        0        0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1  460690AT7     3726  3150000 PRN      Sole                  3150000        0        0
INVITROGEN CORP                NOTE 2.000% 8/0  46185RAJ9     2987  2980000 PRN      Sole                  2980000        0        0
ITRON INC                      NOTE 2.500% 8/0  465741AJ5     3477  3250000 PRN      Sole                  3250000        0        0
NII HLDGS INC                  NOTE 2.750% 8/1  62913FAF9     3109  2150000 PRN      Sole                  2150000        0        0
PANTRY INC                     NOTE 3.000%11/1  698657AL7     2532  2130000 PRN      Sole                  2130000        0        0
PHOTRONICS INC                 NOTE 2.250% 4/1  719405AE2     2447  2135000 PRN      Sole                  2135000        0        0
QUANTA SVCS INC                SDCV 4.500%10/0  74762EAC6     4140  2250000 PRN      Sole                  2250000        0        0
SCHEIN HENRY INC               NOTE 3.000% 8/1  806407AB8     3622  2990000 PRN      Sole                  2990000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6     3125  3100000 PRN      Sole                  3100000        0        0
WESCO INTL INC                 DBCV 2.625%10/1  95082PAE5     2328  1500000 PRN      Sole                  1500000        0        0
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3     2962  2360000 PRN      Sole                  2360000        0        0